Notes to the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2023
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	December 31
	2021	2022	2023
	EUR k	EUR k	EUR k
Belgium
GSK	74,298	62,263	47,128
Germany
Boehringer Ingelheim	26,003	—	—
Netherlands
Genmab	1,770	1,787	1,197
Switzerland
CRISPR	919	3,370	5,425
Others
Others	—	—	8
Total	102,990	67,420	53,758

Summary of upfront payments and related revenues recognized

		Upfront and milestone payments included
	Upfront and milestone payments	in contract liabilities at		Revenue recognized from upfront and milestone payments
Customer		December 31, 2022	December 31, 2023	2021	2022	2023

	(in k)	EUR k	EUR k	EUR k
GSK	EUR 220,000	102,804	88,715	51,728	42,690	29,089
Boehringer Ingelheim	EUR 30,000	—	—	14,003	—	—
Genmab	USD 10,000 (EUR 8,937) *	3,575	2,383	1,787	1,787	1,192
CRISPR	USD 4,500 (EUR 3,947)*	929	1,582	310	310	770
Total		107,308	92,680	67,828	44,787	31,051

Schedule of contract balances

	December 31,	December 31,
	2022	2023
	EUR k	EUR k
Trade receivables	6,295	14,326
Contract assets	2,707	2,758
Contract liabilities	107,308	92,680

Schedule of contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end

	Year ended December 31,
	2022	2023
	EUR k	EUR k
Within one year	34,759	44,580
More than one year	72,549	48,100
Total	107,308	92,680

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	2021	2022	2023
	EUR k	EUR k	EUR k
Personnel	(22,159)	(27,185)	(37,734)
Materials	(46,250)	(88,891)	(59,641)
Third-party services	(139,975)	(32,331)	(9,398)
Maintenance and lease	(2,874)	(2,425)	(2,672)
Amortization and depreciation	(3,992)	(6,295)	(4,850)
Impairment of equipment	(22,810)	(24,948)	(8,085)
Other	(135)	(1,918)	(1,986)
Total	(238,195)	(183,993)	(124,366)

Selling and distribution expenses consist of the following:

	2021	2022	2023
	EUR k	EUR k	EUR k
Personnel	(1,369)	(2,029)	(3,425)
Maintenance and lease	(1)	(35)	(45)
Amortization and depreciation	(86)	(336)	(18)
Other	(287)	(417)	(424)
Total	(1,743)	(2,817)	(3,912)

R&D expenses consist of the following:

	2021	2022	2023
	EUR k	EUR k	EUR k
Materials	(232,292)	(32,982)	(19,126)
Personnel	(33,733)	(33,944)	(43,267)
Amortization and depreciation	(4,259)	(8,650)	(8,539)
Patents and fees to register a legal right	(3,199)	(3,813)	(6,666)
Third-party services	(539,786)	20,499	(28,587)
Maintenance and lease	(347)	(1,069)	(7,287)
Other	(2,291)	(2,591)	(2,252)
Total	(815,907)	(62,550)	(115,724)

General and administrative expenses include the following:

	2021	2022	2023
	EUR k	EUR k	EUR k
Personnel	(37,393)	(36,765)	(28,996)
Maintenance and lease	(4,306)	(5,853)	(5,353)
Third-party services	(28,875)	(27,669)	(29,920)
Legal and other professional services	(9,230)	(10,394)	(10,160)
Amortization and depreciation	(8,895)	(11,360)	(13,821)
Other	(11,703)	(12,137)	(3,508)
Total	(100,402)	(104,178)	(91,758)

Schedule of nature of expenses

The nature of the expenses is as follows:

	2021	2022	2023
	EUR k	EUR k	EUR k
Personnel	(94,655)	(99,924)	(113,422)
Materials	(278,542)	(121,873)	(78,767)
Third-party services	(708,636)	(39,501)	(67,905)
Maintenance and lease	(7,528)	(9,381)	(15,356)
Amortization and depreciation	(17,232)	(26,641)	(27,229)
Impairment of equipment	(22,810)	(24,948)	(8,085)
Patents and fees to register a legal right	(3,199)	(3,813)	(6,666)
Legal and other professional services	(9,230)	(10,394)	(10,160)
Other	(14,415)	(17,064)	(8,170)
Total	(1,156,247)	(353,539)	(335,760)

Schedule of other operating income

	2021	2022	2023
	EUR k	EUR k	EUR k
Compensation for CMO/Materials transfer	—	35,393	2,429
Reimbursement claim	—	610	860
Sale of equipment	—	785	1,195
Grants and other reimbursements from government agencies and similar bodies	66,394	440	3,566
Other	1,308	704	1,101
Total	67,702	37,932	9,151